Goodwill And Other Intangibles (Schedule Of Estimated Amortization Of Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 253,391
2016	203,218
2017	194,225
2018	193,959
2019	$ 178,670